Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued compensation and related expenses	$ 3,585	$ 2,856
Accrued research and development expenses	2,787	3,214
Accrued professional fees and other expenses	1,478	2,071
Total accrued expenses and other current liabilities	$ 7,850	$ 8,141